united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Sierra Tactical All Asset Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018
Shares		Value
	EXCHANGE TRADED FUNDS - 6.0%
	GOVERNMENT - 3.0%
141,240	iShares 20+ Year Treasury Bond ETF	$17,191,733

	REAL ESTATE - 3.0%
215,500	iShares U.S. Real Estate ETF	17,364,990

	TOTAL EXCHANGE TRADED FUNDS (Cost $34,552,856)	34,556,723

	MUTUAL FUNDS - 94.0%
	AGGREGATE BOND - 9.4%
5,304,257	BBH Limited Duration Fund - Institutional Class	53,838,212

	AGGREGATE BOND LONG - 5.1%
4,205,471	Putnam Diversified Income Trust - Class Y	29,270,075

	AGGREGATE BOND SHORT - 1.7%
876,666	Thompson Bond Fund - Retail Class	10,011,523

	BANK LOANS - 8.5%
6,032,431	Oppenheimer Senior Floating Rate Fund - Class Y	48,742,046

	BLEND SMALL CAP - 6.2%
993,743	Virtus KAR Small-Cap Core Fund - Class I **	35,675,389

	BROAD BASED - 6.5%
5,718,489	PIMCO CommoditiesPLUS Strategy Fund - Institutional Class	37,227,363

	FOREIGN AGGREGATE BOND - 1.7%
909,249	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	9,810,798

	FOREIGN BLEND - 3.0%
212,253	Invesco Global Low Volatility Equity Yield Fund - Class Y	3,003,385
543,854	Morgan Stanley Institutional Fund Inc - Global - Class I **	14,042,303
		17,045,688
	GROWTH SMALL CAP - 8.4%
1,451,029	Virtus KAR Small-Cap Growth Fund - Class I **	48,594,945

	HIGH YIELD BOND - 10.0%
6,209,821	MainStay MacKay High Yield Corporate Bond Fund - Class I	34,712,899
2,670,743	PIMCO High Yield Fund - Institutional Class	23,101,928
		57,814,827

Sierra Tactical All Asset Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Shares		Value
	LONG SHORT - 1.0%
468,426	BlackRock Global Long/Short Equity Fund - Institutional Class **	$5,724,167

	MANAGED FUTURES SYSTEMATIC - 0.0%
1	361 Managed Futures Fund - Class I **	12

	MODERATE ALLOCATION - 1.0%
554,301	Invesco Balanced-Risk Allocation Fund - Class Y **	6,069,592

	MORTGAGE-BACKED - 1.8%
925,854	PIMCO Mortgage Opportunities Fund - Institutional Class	10,175,135

	MUNICIPAL HIGH YIELD - 16.9%
1,419,729	MainStay MacKay High Yield Municipal Bond Fund - Class I	17,845,997
3,016,630	Nuveen High Yield Municipal Bond Fund - Class I	52,006,697
3,763,064	Oppenheimer Rochester High Yield Municipal Fund - Class Y	27,658,523
		97,511,217
	MUNI NATIONAL LONG - 4.4%
2,492,847	Prudential Muni High Income Fund - Class Z	25,402,114

	PREFERRED - 8.4%
1	Nuveen Preferred Securities Fund - Class I	19
4,894,268	Principal Preferred Securities Fund - Institutional Class	48,697,967
		48,697,986

	TOTAL MUTUAL FUNDS (Cost $540,861,632)	541,611,089

	SHORT-TERM INVESTMENT - 0.6%
	MONEY MARKET FUND - 0.6%
3,344,953	Goldman Sachs Financial Square Funds-	3,344,953
	Government Fund to Yield 1.61% * (Cost $3,344,953)

	TOTAL INVESTMENTS - 100.6% (Cost $578,759,441)	$579,512,765
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(3,535,958)
	NET ASSETS - 100.0%	$575,976,807

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
** Non-Income producing security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$34,556,723	$-	$-	$34,556,723
Mutual Funds	541,611,089	-	-	541,611,089
Short-Term Investment	3,344,953	-	-	3,344,953
Total	$579,512,765	$-	$-	$579,512,765

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Sierra Tactical Core Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018
Shares		Value
	EXCHANGE TRADED FUND - 4.0%
	EMERGING MARKETS - 4.0%
361,160	iShares 20+ Year Treasury Bond ETF (Cost $44,072,897)	$43,960,395

	MUTUAL FUNDS - 96.1%
	AGGREGATE BOND - 5.2%
2,244,592	BBH Limited Duration Fund - Institutional Class	22,782,607
1,823,122	MainStay Floating Rate Fund - Class I	16,936,800
1,430,888	PIMCO Income Fund - Institutional Class	17,156,353
		56,875,760
	AGGREGATE BOND LONG - 1.8%
293,889	Putnam Diversified Income Trust - Class Y	2,045,471
847,027	Salient Select Income Fund - Institutional Class	17,829,908
		19,875,379
	AGGREGATE BOND SHORT - 10.4%
8,187,150	PIMCO Short Asset Investment Fund - Institutional Class	82,198,986
2,882,727	Thompson Bond Fund - Retail Class	32,920,741
		115,119,727
	ASSET-BACKED SECURITIES - 15.5%
4,874,852	AlphaCentric Income Opportunities Fund - Class I	59,960,482
2,148,652	Angel Oak Multi-Strategy Income Fund - Institutional Class	24,043,417
7,771,186	Deer Park Total Return Credit Fund - Class I	87,658,324
		171,662,223
	BANK LOANS - 10.5%
3,543,443	Invesco Floating Rate Fund - Class Y	26,717,559
11,057,608	Oppenheimer Senior Floating Rate Fund - Class Y	89,345,472
		116,063,031
	CONVERTIBLE - 6.9%
3,413,728	Franklin Convertible Securities Fund - Advisor Class	71,961,377
231,744	Victory INCORE Investment Grade Convertible Fund - Class I	3,779,751
		75,741,128
	DYNAMIC ALLOCATION - 1.9%
1,349,721	BlackRock Tactical Opportunities Fund - Institutional Class	20,448,269

	EMERGING MARKET BOND LOCAL CURRENCY - 0.0%
3	PIMCO Emerging Local Bond Fund - Institutional Class	21

	EMERGING MARKETS BOND - 0.0%
387	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio - Institutional Class	3,337

	FIXED INCOME DIVERSIFIED - 1.9%
253,562	BrandywineGLOBAL - Alternative Credit Fund - Class IS	2,626,907
1,751,471	PIMCO Unconstrained Bond Fund - Institutional Class	18,880,858
		21,507,765

Sierra Tactical Core Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Shares		Value
	FOREIGN AGGREGATE BOND - 4.8%
210,259	PIMCO Credit Absolute Return Fund - Institutional Class	$2,085,766
4,727,208	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	51,006,573
		53,092,339
	HIGH YIELD BOND - 5.6%
460,976	Barings Global Credit Income Opportunities Fund - Class Y	4,293,841
10,284,328	MainStay MacKay High Yield Corporate Bond Fund - Class I	57,489,393
4,972	Principal High Yield Fund - Institutional Class	35,849
		61,819,083
	MARKET NEUTRAL - 2.7%
897,538	Gateway Fund - Class Y	29,789,272

	MUNICIPAL HIGH YIELD - 26.3%
4,415,814	MainStay MacKay High Yield Municipal Bond Fund - Class I	55,506,781
4,830,162	Nuveen High Yield Municipal Bond Fund - Class I	83,271,984
17,918,509	Oppenheimer Rochester High Yield Municipal Fund - Class Y	131,701,042
2,247,768	PIMCO High Yield Municipal Bond Fund - Institutional Class	20,409,732
		290,889,539
	PREFERRED - 2.6%
19	Nuveen Preferred Securities Fund - Class I	320
2,840,708	Principal Preferred Securities Fund - Institutional Class	28,265,048
		28,265,368

	TOTAL MUTUAL FUNDS (Cost $1,055,778,288)	1,061,152,241

	SHORT-TERM INVESTMENT - 0.2%
	MONEY MARKET FUND - 0.2%
2,505,789	Goldman Sachs Financial Square Funds-
	Government Fund to Yield 1.61% * (Cost $2,505,789)	2,505,789

	TOTAL INVESTMENTS - 100.3% (Cost $1,102,356,974)	$1,107,618,425
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(3,109,538)
	NET ASSETS - 100%	$1,104,508,887

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
** Non-Income producing security.
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$43,960,395	$-	$-	$43,960,395
Mutual Funds	1,061,152,241	-	-	1,061,152,241
Short-Term Investment	2,505,789	-	-	2,505,789
Total	$1,107,618,425	$-	$-	$1,107,618,425

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/28/2018

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 8/28/2018